Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW Funds, Inc.

TCW Artificial Intelligence Equity Fund – Class I and Class N

TCW New America Premier Equities Fund – Class I and Class N

TCW Relative Value Dividend Appreciation Fund – Class I and Class N

TCW Relative Value Large Cap Fund – Class I and Class N

TCW Select Equities Fund – Class I and Class N

TCW Global Bond Fund – Class I and Class N

TCW Emerging Markets Local Currency Income Fund – Class I and Class N

TCW Emerging Markets Multi-Asset Opportunities Fund – Class I and Class N

TCW International Small Cap Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW Artificial Intelligence Equity Fund, TCW New America Premier Equities Fund, TCW Relative Value Dividend Appreciation Fund, TCW Relative Value Large Cap Fund, TCW Select Equities Fund, TCW Global Bond Fund, TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, and TCW International Small Cap Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW Artificial Intelligence Equity Fund	0.80%	0.70%	1.05%	0.90%	1.05%	1.00%
TCW New America Premier Equities Fund	0.80%	0.65%	1.04%	0.80%	1.04%	1.00%
TCW Relative Value Dividend Appreciation Fund	0.65%	0.60%	0.80%	0.73%	1.00%	0.95%
TCW Relative Value Large Cap Fund	0.65%	0.60%	0.80%	0.72%	1.00%	0.95%
TCW Select Equities Fund	0.75%	0.65%	N/A	0.80%	N/A	1.00%
TCW Global Bond Fund	0.55%	0.50%	1.04%	0.60%	1.04%	0.70%
TCW Emerging Markets Local Currency Income Fund	0.75%	0.75%	0.99%	0.85%	0.99%	0.90%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%	0.90%	1.23%	1.00%	1.23%	1.20%
TCW International Small Cap Fund	0.75%	0.75%	1.44%	1.00%	1.44%	1.20%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW Artificial Intelligence Equity Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 2 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[3]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[1]	22.86%	25.02%
Total Annual Fund Operating Expenses[3]	23.56%	25.97%
Fee Waiver and/or Expense Reimbursement[2,3]	22.66%	24.97%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.90%	1.00%

[1] Other Expenses are based on estimates for the current fiscal year.

[2] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.90% of average daily net assets with respect Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[3] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 2 is hereby replaced with the following:

Share Classes	1 Year	3 Years
I	$92	$4,129
N	$102	$4,430

TCW New America Premier Equities Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 12 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.99%	2.59%
Total Annual Fund Operating Expenses[2]	1.64%	3.49%
Fee Waiver and/or Expense Reimbursement[1,2]	0.84%	2.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.80%	1.00%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.80% of average daily net assets with respect Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 12 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$82	$435	$813	$1,873
N	$102	$839	$1,598	$3,599

TCW Relative Value Dividend Appreciation Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 15 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.15%
Total Annual Fund Operating Expenses[2]	0.73%	1.00%
Fee Waiver and/or Expense Reimbursement[1,2]	None	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.73%	0.95%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.73% of average daily net assets with respect Class I shares and 0.95% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 15 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$75	$233	$406	$906
N	$97	$313	$548	$1,220

TCW Relative Value Large Cap Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 18 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.26%
Total Annual Fund Operating Expenses[2]	0.72%	1.11%
Fee Waiver and/or Expense Reimbursement[1,2]	None	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.72%	0.95%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.72% of average daily net assets with respect Class I shares and 0.95% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 18 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$74	$230	$401	$894
N	$97	$337	$596	$1,337

TCW Select Equities Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 24 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.16%
Total Annual Fund Operating Expenses[2]	0.78%	1.06%
Fee Waiver and/or Expense Reimbursement[1,2]	None	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.78%	1.00%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.80% of average daily net assets with respect Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 24 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$80	$249	$433	$966
N	$102	$331	$579	$1,289

TCW Global Bond Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 36 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	1.05%	1.09%
Total Annual Fund Operating Expenses[2]	1.55%	1.84%
Fee Waiver and/or Expense Reimbursement[1,2]	0.95%	1.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.60%	0.70%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.60% of average daily net assets with respect Class I shares and 0.70% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 36 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$61	$396	$755	$1,765
N	$72	$468	$889	$2,065

TCW Emerging Markets Local Currency Income Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 61 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.28%	0.35%
Total Annual Fund Operating Expenses	1.03%	1.35%
Fee Waiver and/or Expense Reimbursement[1,2]	0.18%	0.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.85%	0.90%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.85% of average daily net assets with respect Class I shares and 0.90% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 61 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$87	$310	$551	$1,243
N	$92	$383	$696	$1,585

TCW Emerging Markets Multi-Asset Opportunities Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 65 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.59%	0.76%
Total Annual Fund Operating Expenses2	1.49%	1.91%
Fee Waiver and/or Expense Reimbursement[1,2]	0.49%	0.71%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.00%	1.20%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.00% of average daily net assets with respect Class I shares and 1.20% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 65 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$102	$423	$767	$1,738
N	$122	$531	$966	$2,175

TCW International Small Cap Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 70 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	2.14%	2.48%
Total Annual Fund Operating Expenses	2.89%	3.48%
Fee Waiver and/or Expense Reimbursement[1,2]	1.89%	2.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.00%	1.20%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.00% of average daily net assets with respect Class I shares and 1.20% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 70 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$102	$716	$1,356	$3,078
N	$122	$856	$1,612	$3,604

Disclosure relating to TCW Global Bond Fund

(the “Global Bond Fund”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved a change to the Global Bond Fund’s principal investment strategy such that under normal circumstances, the Global Bond Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities generally, rather than being limited to debt securities of government and corporate issuers. This change will be effective 60 days after written notice of the change is provided to shareholders of the Global Bond Fund.

Accordingly, effective February 27, 2019, the first sentence of the first paragraph under the heading “Principal Investment Strategies” on page 36 will be amended and replaced with the following to effectuate the change (deleted text is shown with a strike-through marking):

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities ~~of government and corporate issuers~~.

TCW Artificial Intelligence Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW Funds, Inc.

TCW Artificial Intelligence Equity Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW Artificial Intelligence Equity Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW Artificial Intelligence Equity Fund	0.80%	0.70%	1.05%	0.90%	1.05%	1.00%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW Artificial Intelligence Equity Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 2 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[3]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[1]	22.86%	25.02%
Total Annual Fund Operating Expenses[3]	23.56%	25.97%
Fee Waiver and/or Expense Reimbursement[2,3]	22.66%	24.97%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.90%	1.00%

[1] Other Expenses are based on estimates for the current fiscal year.

[2] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.90% of average daily net assets with respect Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[3] This information in the table has been restated to refFlect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 2 is hereby replaced with the following:

Share Classes	1 Year	3 Years
I	$92	$4,129
N	$102	$4,430

TCW New America Premier Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW Funds, Inc.

TCW New America Premier Equities Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW New America Premier Equities Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW New America Premier Equities Fund	0.80%	0.65%	1.04%	0.80%	1.04%	1.00%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW New America Premier Equities Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 12 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.99%	2.59%
Total Annual Fund Operating Expenses[2]	1.64%	3.49%
Fee Waiver and/or Expense Reimbursement[1,2]	0.84%	2.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.80%	1.00%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.80% of average daily net assets with respect Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 12 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$82	$435	$813	$1,873
N	$102	$839	$1,598	$3,599

TCW Relative Value Dividend Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW Funds, Inc.

TCW Relative Value Dividend Appreciation Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW Relative Value Dividend Appreciation Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW Relative Value Dividend Appreciation Fund	0.65%	0.60%	0.80%	0.73%	1.00%	0.95%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW Relative Value Dividend Appreciation Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 15 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.15%
Total Annual Fund Operating Expenses[2]	0.73%	1.00%
Fee Waiver and/or Expense Reimbursement[1,2]	None	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.73%	0.95%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.73% of average daily net assets with respect Class I shares and 0.95% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 15 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$75	$233	$406	$906
N	$97	$313	$548	$1,220

TCW Relative Value Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW Funds, Inc.

TCW Relative Value Large Cap Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW Relative Value Large Cap Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW Relative Value Large Cap Fund	0.65%	0.60%	0.80%	0.72%	1.00%	0.95%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW Relative Value Large Cap Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 18 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.26%
Total Annual Fund Operating Expenses[2]	0.72%	1.11%
Fee Waiver and/or Expense Reimbursement[1,2]	None	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.72%	0.95%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.72% of average daily net assets with respect Class I shares and 0.95% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 18 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$74	$230	$401	$894
N	$97	$337	$596	$1,337

TCW Select Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW Funds, Inc.

TCW Select Equities Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW Select Equities Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW Select Equities Fund	0.75%	0.65%	N/A	0.80%	N/A	1.00%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW Select Equities Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 24 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.16%
Total Annual Fund Operating Expenses[2]	0.78%	1.06%
Fee Waiver and/or Expense Reimbursement[1,2]	None	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.78%	1.00%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.80% of average daily net assets with respect Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 24 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$80	$249	$433	$966
N	$102	$331	$579	$1,289

TCW Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW Funds, Inc.

TCW Global Bond Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW Global Bond Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW Global Bond Fund	0.55%	0.50%	1.04%	0.60%	1.04%	0.70%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW Global Bond Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 36 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	1.05%	1.09%
Total Annual Fund Operating Expenses[2]	1.55%	1.84%
Fee Waiver and/or Expense Reimbursement[1,2]	0.95%	1.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.60%	0.70%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.60% of average daily net assets with respect Class I shares and 0.70% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 36 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$61	$396	$755	$1,765
N	$72	$468	$889	$2,065

Disclosure relating to TCW Global Bond Fund

(the “Global Bond Fund”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved a change to the Global Bond Fund’s principal investment strategy such that under normal circumstances, the Global Bond Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities generally, rather than being limited to debt securities of government and corporate issuers. This change will be effective 60 days after written notice of the change is provided to shareholders of the Global Bond Fund.

Accordingly, effective February 27, 2019, the first sentence of the first paragraph under the heading “Principal Investment Strategies” on page 36 will be amended and replaced with the following to effectuate the change (deleted text is shown with a strike-through marking):

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities ~~of government and corporate issuers~~.

TCW Emerging Markets Local Currency Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW Funds, Inc.

TCW Emerging Markets Local Currency Income Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW Emerging Markets Local Currency Income Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW Emerging Markets Local Currency Income Fund	0.75%	0.75%	0.99%	0.85%	0.99%	0.90%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW Emerging Markets Local Currency Income Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 61 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.28%	0.35%
Total Annual Fund Operating Expenses	1.03%	1.35%
Fee Waiver and/or Expense Reimbursement[1,2]	0.18%	0.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.85%	0.90%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.85% of average daily net assets with respect Class I shares and 0.90% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 61 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$87	$310	$551	$1,243
N	$92	$383	$696	$1,585

TCW Emerging Markets Multi-Asset Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW Funds, Inc.

TCW Emerging Markets Multi-Asset Opportunities Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW Emerging Markets Multi-Asset Opportunities Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%	0.90%	1.23%	1.00%	1.23%	1.20%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW Emerging Markets Multi-Asset Opportunities Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 65 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.59%	0.76%
Total Annual Fund Operating Expenses2	1.49%	1.91%
Fee Waiver and/or Expense Reimbursement[1,2]	0.49%	0.71%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.00%	1.20%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.00% of average daily net assets with respect Class I shares and 1.20% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 65 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$102	$423	$767	$1,738
N	$122	$531	$966	$2,175

TCW International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TCW Funds, Inc.

TCW International Small Cap Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW International Small Cap Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW International Small Cap Fund	0.75%	0.75%	1.44%	1.00%	1.44%	1.20%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW International Small Cap Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 70 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	2.14%	2.48%
Total Annual Fund Operating Expenses	2.89%	3.48%
Fee Waiver and/or Expense Reimbursement[1,2]	1.89%	2.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.00%	1.20%

[1] The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.00% of average daily net assets with respect Class I shares and 1.20% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

[2] This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 70 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$102	$716	$1,356	$3,078
N	$122	$856	$1,612	$3,604